Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	Dec. 06, 2022	Jul. 05, 2022	May 31, 2022	May 31, 2021	Mar. 18, 2021	May 31, 2020	Mar. 02, 2020	Dec. 30, 2019	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	Jul. 05, 2023
Q3 All-Season Active Rotation ETF
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	12/06/22
Q3 ALL-SEASON TACTICAL FUND C Class
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022	May-2021	03/18/21
Lyrical International Value Equity Fund Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022	May-2021		May-2020	03/02/20
Lyrical U.S. Value Equity Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022	May-2021		May-2020			May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Lyrical U.S. Value Equity Fund A Class
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023		07/05/22
Lyrical International Value Equity Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022	May-2021		May-2020	03/02/20
Lyrical U.S. Value Equity Fund C Class
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023		07/05/22
Lyrical International Value Equity Fund A Class
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023		07/05/22
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022	May-2021		May-2020		12/30/19
Lyrical U.S. Value Equity Fund Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022	May-2021		May-2020			May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Lyrical International Value Equity Fund C Class
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023		07/05/22
Q3 ALL-SEASON TACTICAL FUND Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022	May-2021		May-2020		12/30/19
M S C I World Index [Member]
Account Value [Line Items]
Account Value	$ 13,265	$ 10,619	$ 10,000
Dow Jones Moderately Aggressive Portfolio Index [Member]
Account Value [Line Items]
Account Value	11,915	10,197	$ 10,000
M S C I E A F E Index [Member]
Account Value [Line Items]
Account Value	144,256	121,708			$ 118,093	$ 131,770		$ 95,200	$ 100,000
S P 500 Index [Member]
Account Value [Line Items]
Account Value	330,280	257,656			250,341	251,093		178,945			$ 158,587	$ 152,806	$ 133,591	$ 113,725	$ 111,806	$ 100,000
S P 500s Index [Member]
Account Value [Line Items]
Account Value	14,205	11,081															$ 10,000
M S C I E A F E Index 1 [Member]
Account Value [Line Items]
Account Value	144,256	121,708			118,093	131,770		95,200	$ 100,000
S P 500 Indexs [Member]
Account Value [Line Items]
Account Value	14,205	11,081		$ 10,000
M S C I E A F E Index 2 [Member]
Account Value [Line Items]
Account Value	13,766	11,614		$ 10,000
Bloombergs U S Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	95,495	94,265			96,329	104,959		105,385		$ 100,000
Dow Jone Moderate Portfolio Index [Member]
Account Value [Line Items]
Account Value	121,258	107,927			109,822	119,739		94,569		100,000
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	95,495	94,265			96,329	104,959		105,385		100,000
Dow Jones Moderate Portfolio Index [Member]
Account Value [Line Items]
Account Value	121,258	107,927			109,822	119,739		94,569		$ 100,000
S And P 500 Index [Member]
Account Value [Line Items]
Account Value	33,028	25,766			25,034	25,109		$ 17,895			$ 15,859	$ 15,281	$ 13,359	$ 11,372	$ 11,181	$ 10,000
Bloomberg U S Aggregates Bond Index [Member]
Account Value [Line Items]
Account Value	9,227	9,108			9,308	10,142	$ 10,000
Dow Jones Moderates Portfolio Index [Member]
Account Value [Line Items]
Account Value	$ 10,499	$ 9,344			$ 9,508	$ 10,367	$ 10,000